Consolidated Balance Sheets (UNITED DOMINION REALTY, L.P) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Real estate owned:
Real estate held for investment	$ 7,269,347	$ 5,650,003
Less: accumulated depreciation	(1,605,090)	(1,308,757)
Real estate held for investment, net	5,664,257	4,341,246
Real estate sold or held for sale (net of accumulated depreciation of $52,887 and $129,309)	332,258	804,756
Real estate held for sale (net of accumulated depreciation)	6,242,744	5,243,021
Cash and cash equivalents	12,503	9,486
Restricted cash	24,634	15,447
Deferred financing costs, net	30,068	27,267
Other assets	198,365	74,596
Total assets	6,721,354	5,529,540
LIABILITIES AND CAPITAL
Secured debt	1,891,553	1,732,570
Secured debt - real estate held for sale	0	231,100
Real estate taxes payable	13,397	14,585
Accrued interest payable	23,208	20,889
Security deposits and prepaid rent	35,516	26,046
Distributions payable	51,019	36,561
Deferred gain on the sale of depreciable property	29,100	28,943
Accounts payable, accrued expenses, and other liabilities	95,485	105,925
Total liabilities	4,166,095	3,800,453
Partners' Capital:
Accumulated other comprehensive loss	(13,902)	(3,469)
Total liabilities and capital	6,721,354	5,529,540
United Dominion Realty L.P
Real estate owned:
Real estate held for investment	4,089,687	3,271,049
Less: accumulated depreciation	(923,471)	(754,774)
Real estate held for investment, net	3,166,216	2,516,275
Real estate sold or held for sale (net of accumulated depreciation of $52,887 and $129,309)	62,724	305,826
Real estate held for sale (net of accumulated depreciation)	3,228,940	2,822,101
Cash and cash equivalents	704	920
Restricted cash	12,568	8,022
Deferred financing costs, net	8,184	7,465
Other assets	41,771	22,887
Total assets	3,292,167	2,861,395
LIABILITIES AND CAPITAL
Secured debt	1,189,645	1,014,459
Secured debt - real estate held for sale	0	55,602
Notes payable due to General Partner	88,771	78,271
Real estate taxes payable	5,280	5,245
Accrued interest payable	1,886	518
Security deposits and prepaid rent	16,498	13,158
Distributions payable	39,840	33,559
Deferred gain on the sale of depreciable property	63,838	63,838
Accounts payable, accrued expenses, and other liabilities	33,040	35,122
Total liabilities	1,438,798	1,299,772
Partners' Capital:
Operating partnership units: 184,281,253 OP units outstanding at December 31, 2011 and 179,909,408 at December 31, 2010	0	0
General partner: 110,883 OP units outstanding at December 31, 2011 and December 31, 2010	1,293	1,363
Limited partners: 184,170,370 OP units outstanding at December 31, 2011 and 179,798,525 OP units outstanding at December 31, 2010	2,040,401	2,046,380
Accumulated other comprehensive loss	(6,902)	(5,502)
Total partners' capital	2,034,792	2,042,241
Receivable due from General Partner	(193,584)	(492,709)
Non-controlling interest	12,161	12,091
Total capital	1,853,369	1,561,623
Total liabilities and capital	$ 3,292,167	$ 2,861,395